LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	£ 116,060	£ 111,449
Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	115,226	110,720
Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	116,060	111,449
Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	834	729
Claims outstanding | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	0	0
Life insurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	114,645	110,160
Life insurance | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	115,465	110,875
Life insurance | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	820	715
Life insurance | Insurance contracts and participating investment contracts | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	101,604	96,097
Life insurance | Insurance contracts and participating investment contracts | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	102,424	96,812
Life insurance | Insurance contracts and participating investment contracts | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	820	715
Life insurance | Participating investment contracts | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	13,041	14,063
Life insurance | Participating investment contracts | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	13,041	14,063
Life insurance | Participating investment contracts | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	0	0
Non-life insurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	581	560
Non-life insurance | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	595	574
Non-life insurance | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	14	14
Non-life insurance | Unearned premiums | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	316	319
Non-life insurance | Unearned premiums | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	330	333
Non-life insurance | Unearned premiums | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	14	14
Non-life insurance | Claims outstanding | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	265	241
Non-life insurance | Claims outstanding | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	£ 265	£ 241